Other Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets
Other intangible assets
As of December 31, 2017 other intangible assets consist of finite-lived other intangible assets. Brands, developed technology, customer relationships and other were mainly obtained from the acquisitions of HMI (2016), Cymer (2013) and Brion (2007).
Finite-lived other intangible assets consist of the following:

(in millions)	Brands EUR	Intellectual property EUR	Developed technology EUR	Customer relationships EUR	Other EUR	Total EUR
Cost
Balance at January 1, 2016	15.8	63.0	557.5	202.5	2.2	841.0
Acquisitions through business combinations	23.6	—	541.7	40.8	0.6	606.7
Additions	—	0.3	—	—	14.6	14.9
Transfer from indefinite-lived other intangible assets	—	—	139.4	—	—	139.4
Disposals	—	(1.9)	—	—	—	(1.9)
Effect of changes in exchange rates	0.8	—	26.1	9.9	—	36.8
Balance at December 31, 2016	40.2	61.4	1,264.7	253.2	17.4	1,636.9
Acquisitions through business combinations	—	—	—	—	—	—
Additions	—	0.5	—	—	14.9	15.4
Transfer from indefinite-lived other intangible assets	—	—	—	—	—	—
Disposals	—	—	—	—	—	—
Effect of changes in exchange rates	(2.0)	—	(64.8)	(24.6)	(0.1)	(91.5)
Balance at December 31, 2017	38.2	61.9	1,199.9	228.6	32.2	1,560.8

Accumulated amortization
Balance at January 1, 2016	2.0	56.0	145.3	36.7	2.2	242.2
Amortization	1.0	3.1	46.7	11.2	1.5	63.5
Disposals	—	(1.2)	—	—	—	(1.2)
Effect of changes in exchange rates	0.2	—	7.1	2.1	—	9.4
Balance at December 31, 2016	3.2	57.9	199.1	50.0	3.7	313.9
Amortization	2.0	2.1	84.1	13.4	3.9	105.5
Impairment charges	—	—	—	—	0.1	0.1
Disposals	—	—	—	—	—	—
Effect of changes in exchange rates	(0.4)	—	(19.0)	(5.6)	0.3	(24.7)
Balance at December 31, 2017	4.8	60.0	264.2	57.8	8.0	394.8

Carrying amount
December 31, 2016	37.0	3.5	1,065.6	203.2	13.7	1,323.0
December 31, 2017	33.4	1.9	935.7	170.8	24.2	1,166.0

As of September 1, 2016, we commenced amortization of our in-process R&D relating to the Cymer acquisition in 2013 and transferred the full amount to developed technology. We determined the amortization period to be 12 years.
During 2017, we recorded amortization charges of EUR 105.5 million (2016: EUR 63.5 million; 2015: EUR 51.2 million) which were recorded in cost of sales for EUR 99.7 million (2016: EUR 59.5 million; 2015: EUR 49.1 million), in R&D costs for EUR 2.1 million (2016: EUR 2.5 million and 2015: EUR 2.1 million) and in SG&A costs for EUR 3.7 million (2016: EUR 1.5 million and 2015: EUR 0.0 million).
As of December 31, 2017, the other intangible assets not yet available for use amount to EUR 6.0 million (2016: EUR 0.0 million) and are allocated to Reporting Unit ASML.
Indefinite-lived other intangible assets consist of the following:

(in millions)	In-process R&D EUR

Carrying amount as of January 1, 2016	139.4
Additions	—
Transfer to finite-lived other intangible assets	(139.4)
Carrying amount as of December 31, 2016	—
Additions	—
Transfer to finite-lived other intangible assets	—
Carrying amount as of December 31, 2017	—

During 2017 we recorded impairment charges of EUR 0.1 million (2016: EUR 0.0 million; 2015: EUR 0.0 million).
As of December 31, 2017, the estimated amortization expenses for other intangible assets, for the next 5 years and thereafter, are as follows:

(in millions)	EUR
2018	102.0
2019	102.0
2020	101.0
2021	100.0
2022	97.0
Thereafter	664.0
Amortization expenses	1,166.0